Stock-Based Compensation (Summary Of Share-Based Transactions ) (Details) - Stock Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options, Oustanding	204,574	255,922
Number of Options, Granted		52,465
Number of Options, Exercised
Number of Options, Expired	(2,498)	(2,080)
Number of Options, Cancelled	(53,054)	(101,733)
Number of Options, Oustanding	149,022	204,574	255,922
Weighted Average Exercise Price, Outstanding	$ 35.60	$ 41.88
Weighted Average Exercise Price, Granted		6.41
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired	159.60	97.78
Weighted Average Exercise Price, Cancelled	60.40	34.99
Weighted Average Exercise Price, Outstanding	$ 24.69	$ 35.60	$ 41.88
Weighted Average Remaining Contractual Term, Outstanding	7 years 9 months 18 days	7 years 3 months 18 days	7 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding
Number of Options, Exercisable	75,304	123,263
Weighted Average Exercise Price, Exercisable	$ 37.16	$ 51.15
Weighted Average Remaining Contractual Term, Exercisable	7 years	6 years 2 months 12 days
Aggregate Intrinsic Value, Exercisable